SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Payables and Accruals [Abstract]
Other accrued expenses			$ 86,795	$ 46,218
Accrued staff costs	[1]	102,948	52,953	25,000
Other payables		14,230	96	96
Total		$ 117,178	$ 139,844	$ 71,314

[1]	Included accrued payroll payable to Mr. WEI Xiao, a related party, of US$75,000, US$50,000 and US$25,000 as of April 30, 2026, 2025 and 2024, respectively. The balances were unsecured, interest-free, had no fixed terms of repayment and were non-trade in nature.